Interest in other entities - Joint venture narrative (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jun. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jul. 31, 2025	Jul. 31, 2022
Disclosure of joint ventures [line items]
Share in loss of jointly controlled entities		$ 300	$ 120
Investment in joint venture accounted for using the equity method		$ 709		$ 1,065
SiliconAurora
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Initial investment in SiliconAurora Pty Ltd	$ 70			$ 69
Deferred consideration	$ 1,580			1,578		$ 620
Share in loss of jointly controlled entities		$ 300
Investment in joint venture accounted for using the equity method				1,703
Non-current payables to related parties		$ 330
Interest-free shareholder loan, term		3 years
Call option issued to shareholder		$ 100		$ 96
SiliconAurora | Deferred Consideration Payable
Disclosure of joint ventures [line items]
Deferred consideration					$ 960